SA Multi-Managed Mid Cap Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.24%	12.55%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%		8.10%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.14%	9.87%		8.13%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	9.70%		7.96%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	13.82%	9.60%		7.86%